SHORT-TERM INVESTMENTS (Narrative) (Details)	Jan. 31, 2015 USD ($)	Jan. 31, 2015 ARS	Jan. 31, 2014 USD ($)
Short-term Investments	$ 477,606	4,128,906	$ 0